Prepayments and other current assets (Details) - 12 months ended Aug. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Prepayments And Other Current Assets [Abstract]
Impairment loss	¥ 605,423	$ 93,713